MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

August 10, 2016

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Select Fund

(File Nos. 033-13954, 881-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 123 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

This PEA is filed primarily for the purposes of adding the PSF Small-Cap Growth Portfolio, a new series of the Trust, and related changes in connection with the registration of this new series.

Information that was not available at the time of the filing (e.g., other accounts managed for portfolio managers) will be added in a Rule 485(b) filing prior to the effective date.

As the facing sheet indicates, PEA No. 123 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)